Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Liabilities
Schedule of accrued liabilities

Accrued liabilities consisted of the following (in thousands):

	2020	2019
Accrued payroll	$1,008	$809
Accrued interest	2,137	3,910
Accrued dry-docking expenses	2,177	—
Accrued expenses	5,638	3,808
Total	$10,960	$8,527